Transaction -Forward Purchase Agreement (Details) - USD ($)	Nov. 19, 2021	Nov. 10, 2021
Forward Purchase | Apollo
Business Acquisition
Event trigger price (per share)	$ 10
WEJO GROUP LIMITED | Virtuoso | Apollo
Business Acquisition
Allocated ownership payments	$ 75,000,000.0
WEJO GROUP LIMITED | Forward Purchase
Business Acquisition
Proceeds from the sales of stock above trigger price (usd per share)	$ 10
WEJO GROUP LIMITED | Ordinary A | Forward Purchase | Apollo
Business Acquisition
Value of share purchase agreement		$ 75,000,000.0